Interim condensed consolidated statement of income (loss) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues		€ 20	€ 4,454
Other income		1,286	1,156
Total revenues and other income		1,305	5,610
Research and development costs		(46,238)	(44,890)
Marketing - Business development expenses		(2,589)	(746)
General and administrative expenses		(22,247)	(14,713)
Other operating income (expenses)		(619)	(8,202)
Operating profit (loss)		(70,388)	(62,940)
Financial income		74,910	2,427
Financial expenses		(74,004)	(115,651)
Financial income (loss)		907	(113,224)
Share of net loss (Equity method) and dilution gain	[1]	117	(220)
Income tax		(104)	503
Net loss for the period		€ (69,467)	€ (175,882)
Basic loss per share		€ (0.25)	€ (1.62)
Diluted loss per share		€ (0.25)	€ (1.62)
Weighted average number of shares outstanding used to calculate basic loss per share		273,582,870	108,839,636
Weighted average number of shares outstanding used to calculate diluted loss per share		273,582,870	108,839,636

[1]	Including €0.3 million of dilution gain on investment in associate as of June 30, 2026.